Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Notional Amounts of Derivatives

The notional amounts of these derivatives as of December 31, 2016 were as follows:

$ in millions
Forward exchange for conversion of:
Euros into Dollars	15.3

Japanese Yen into Dollars	68.8

Dollars into NIS	34.6

Korean Won into Dollars	19.4

Chinese Renminbi into Dollars	16.5

Taiwan Dollars into Dollars	22.3

Dollars into British Pounds	86.2

Activity in Accumulated Other Comprehensive Income (Loss)

The following table summarizes activity in accumulated other comprehensive income (loss) related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Balance at beginning of year	(1,477)	(1,928)	409
Unrealized losses from derivatives	(30,066)	(4,155)	(2,364)
Reclassifications into earnings from other comprehensive loss (income):
included in revenues	1,203	(249)	(1,917)
included in financial expenses - net	14,951
included in various statements of operations and financial items	5,542	4,969	1,667
Tax effect	760	(115)	277

Balance at end of year	(9,087)	(1,477)	(1,928)

Company's Assets and Liabilities Measured on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2016 and 2015, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 1	Level 2	Level 3	Total
December 31, 2016:
Assets:
Marketable securities	7,012			7,012

Derivative assets designated as hedging instruments		402		402

Derivative assets not designated as hedging instruments		4,336		4,336

Liabilities:
Derivative liabilities designated as hedging instruments		9,489		9,489

Derivative liabilities not designated as hedging instruments		130		130

Contingent consideration in connection with the AMST assets acquisition			1,471	1,471

December 31, 2015:
Assets:
Marketable securities	6,046			6,046

Derivative assets designated as hedging instruments		288		288

Liabilities:
Derivative liabilities designated as hedging instruments		1,486		1,486

Derivative liabilities not designated as hedging instruments		457		457